Income taxes - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Line Items]
Income tax provision based on ASML's domestic rate (in percentage)	25.80%	25.00%	25.00%
Effective income tax rate reconciliation (in percentage)	15.00%	15.20%	13.70%
Unrecognized Tax Benefits, Amount, Excluding Interest And Penalties	€ (160.0)	€ (144.3)	€ (138.0)	€ (150.7)
Unrecognized tax benefits that would impact effective tax rate	139.2	190.9
Balance of accrued interest and penalties	(55.5)	(61.6)	(62.4)
Accrued interest and penalties	(5.0)	(9.7)	€ (14.2)
Decrease to liability for unrecognized tax benefits	€ 11.9
Timing on decrease of liability for unrecognized tax benefits	12 months
Unrecognized temporary difference	€ 451.3	€ 283.4
With expiration date
Income Tax Disclosure [Line Items]
Carryforward losses	12.2
No expiration date
Income Tax Disclosure [Line Items]
Tax credit carryforward amount	178.9
With expiration date
Income Tax Disclosure [Line Items]
Tax credit carryforward amount	€ 34.4